Investment Properties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
Details of investment properties
(1)	Details of investment properties are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Acquisition cost	409,702	415,163
Accumulated depreciation	(22,152)	(25,582)
Accumulated impairment losses	(86)	(86)

Net carrying value	387,464	389,495

Changes in investment properties

(2)	Changes in investment properties are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Beginning balance (*)	178,910	280,239	387,464
Acquisition	70,346	76,588	—
Disposal	(193)	(353)	—
Depreciation	(2,225)	(2,689)	(2,809)
Transfer	32,394	30,431	6,095
Foreign currencies translation adjustments	402	267	(1,255)
Business combination	—	10,557	—
Others	605	(7,576)	—

Ending balance	280,239	387,464	389,495

(*)
199,286 million Won was deducted from the beginning net carrying amount for the year 2019, as it was reclassified from the investment properties to premises and equipment in the beginning of the period.

Lease payments expected to be received in the future under lease contracts
(5)	The lease payments expected to be received in the future under lease contracts relating to investment properties as of December 31, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Lease payments:
Within a year	11,553	13,769
More than 1 year and within 2 years	8,403	10,770
More than 2 years and within 3 years	7,545	7,743
More than 3 years and within 4 years	7,154	5,009
More than 4 years and within 5 years	4,312	2,953
More than 5 years	2,534	2,603

Total	41,501	42,847